Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2023 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 76.9%
	Banking — 37.2%
$450,000	American AgCredit Corporation, 5.25% to 06/15/26 then T5Y + 4.50%, Series A, 144A****	$415,687	*(1)
	Bank of America Corporation:
$1,710,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	1,599,192	*(1)(2)
$1,550,000	6.125% to 04/27/27 then T5Y + 3.231%, Series TT	1,514,815	*(1)(2)(3)
$300,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	303,375	*(1)(2)
3,000	Bank of Hawaii Corporation, 4.375%, Series A	57,450	*(1)
18,800	Cadence Bank, 5.50%, Series A	404,764	*(1)(2)
	Capital One Financial Corporation:
13,085	5.00%, Series I	274,131	*(1)
$820,000	3.95% to 09/01/26 then T5Y + 3.157%, Series M	694,048	*(1)(2)
	Citigroup, Inc.:
$425,000	3.875% to 02/18/26 then T5Y + 3.417%, Series X	382,458	*(1)
$200,000	4.00% to 12/10/25 then T5Y + 3.597%, Series W	183,500	*(1)
$300,000	4.15% to 11/15/26 then T5Y + 3.00%, Series Y	258,375	*(1)
$430,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	420,734	*(1)(2)
115,370	6.875% to 11/15/23 then 3ML + 4.13%, Series K	2,901,555	*(1)(2)
60,796	7.125% to 09/30/23 then 3ML + 4.04%, Series J	1,546,650	*(1)(2)
$1,200,000	7.375% to 05/15/28 then T5Y + 3.209%, Series Z	1,200,000	*(1)
	Citizens Financial Group, Inc.:
34,400	6.35% to 04/06/24 then 3ML + 3.642%, Series D	873,760	*(1)(2)
$900,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	867,928	*(1)(2)
	CoBank ACB:
9,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	903,375	*(1)(2)
$415,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	403,309	*(1)(2)
$790,000	Comerica, Inc., 5.625% to 10/01/25 then T5Y + 5.291%, Series A	771,830	*(1)(2)(3)
$250,000	Compeer Financial ACA, 4.875% to 08/15/26 then T5Y + 4.10%, Series B-1, 144A****	221,563	*(1)
32,800	ConnectOne Bancorp, Inc., 5.25% to 09/01/26 then T5Y + 4.42%, Series A	707,168	*(1)
27,000	Dime Community Bancshares, Inc., 5.50%, Series A	546,210	*(1)
	Fifth Third Bancorp:
47,720	6.00%, Series A	1,171,526	*(1)(2)
139,104	6.625% to 12/31/23 then 3ML + 3.71%, Series I	3,498,466	*(1)(2)
13,600	First Citizens BancShares, Inc., 5.375%, Series A	299,200	*(1)
	First Horizon Corporation:
14,500	6.50%, Series E	368,735	*(1)
1	FT Real Estate Securities Company, 9.50% 03/31/31, Series B, 144A****	1,308,250
750	First Horizon Bank, 3ML + 0.85%, min 3.75%, 5.6599%(4), Series A, 144A****	620,625	*(1)
15,000	First Republic Bank, 4.00%, Series M	256,200	*(1)
7,700	Fulton Financial Corporation, 5.125%, Series A	161,315	*(1)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2023 (Unaudited)

Shares/$ Par		Value
	Goldman Sachs Group:
$225,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	$214,157	*(1)
$560,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	550,940	*(1)(2)
38,932	6.375% to 05/10/24 then 3ML + 3.55%, Series K	985,758	*(1)(2)
29,600	Heartland Financial USA, Inc., 7.00% to 07/15/25 then T5Y + 6.675%, Series E	783,512	*(1)
	HSBC Holdings PLC:
$800,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	995,402	(1)(2)(5)
	Huntington Bancshares, Inc.:
$280,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	260,623	*(1)
$825,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	786,900	*(1)(2)
$950,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	947,625	*(1)(2)
29,880	6.875% to 04/15/28 then T5Y + 2.704%, Series J	752,378	*(1)
	JPMorgan Chase & Company:
$700,000	3.65% to 06/01/26 then T5Y + 2.85%, Series KK	609,363	*(1)(2)
$400,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	388,750	*(1)(2)
$300,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	299,919	*(1)
$4,467,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	4,489,335	*(1)(2)(3)
	KeyCorp:
69,411	6.125% to 12/15/26 then 3ML + 3.892%, Series E	1,742,216	*(1)(2)
25,000	6.20% to 12/15/27 then T5Y + 3.132%, Series H	621,250	*(1)(2)
	M&T Bank Corporation:
$500,000	3.50% to 09/01/26 then T5Y + 2.679%, Series I	397,518	*(1)
16,600	5.625% to 12/15/26 then 3ML + 4.02%, Series H	419,980	*(1)
$2,240,000	6.45% to 02/15/24 then 3ML + 3.61%, Series E	2,231,951	*(1)(2)(3)
14,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	338,100	*(1)
	Morgan Stanley:
$444,000	5.30% to 03/15/23 then 3ML + 3.16%, Series N	439,995	*(1)(2)
82,600	5.85% to 04/15/27 then 3ML + 3.491%, Series K	2,069,130	*(1)(2)
148,000	6.875% to 01/15/24 then 3ML + 3.94%, Series F	3,750,320	*(1)(2)
48,267	7.125% to 10/15/23 then 3ML + 4.32%, Series E	1,231,774	*(1)(2)
162,500	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	4,020,250	*(1)(2)
46,000	Northpointe Bancshares, Inc., 8.25% to 12/30/25 then SOFRRATE + 7.99%, Series A	1,114,350	*(1)
	PNC Financial Services Group, Inc.:
$275,000	3.40% to 09/15/26 then T5Y + 2.595%, Series T	227,947	*(1)
$1,000,000	6.00% to 05/15/27 then T5Y + 3.00%, Series U	969,500	*(1)(2)(3)
$520,000	6.20% to 09/15/27 then T5Y + 3.238%, Series V	513,500	*(1)(2)
$934,000	6.25% to 03/15/30 then T7Y + 2.808%, Series W	905,980	*(1)
	Regions Financial Corporation:
111,980	5.70% to 08/15/29 then 3ML + 3.148%, Series C	2,754,708	*(1)(2)
$175,000	5.75% to 09/15/25 then T5Y + 5.426%, Series D	172,405	*(1)(2)(3)
8,627	6.375% to 09/15/24 then 3ML + 3.536%, Series B	220,851	*(1)(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2023 (Unaudited)

Shares/$ Par		Value
44,000	Signature Bank, 5.00%, Series A	$792,880	*(1)(2)
	SVB Financial Group:
$575,000	4.00% to 05/15/26 then T5Y + 3.202%, Series C	422,855	*(1)
$275,000	4.10% to 02/15/31 then T10Y + 3.064%, Series B	191,125	*(1)
39,000	Synchrony Financial, 5.625%, Series A	733,980	*(1)(2)
63,135	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	1,553,121	*(1)(2)(3)
25,300	Texas Capital Bancshares Inc., 5.75%, Series B	551,540	*(1)(2)
	Truist Financial Corporation:
$825,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	808,772	*(1)(2)
$410,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	393,518	*(1)
18,528	Valley National Bancorp, 3ML + 3.578%, 8.3079%(4), Series B	469,314	*(1)
17,000	Washington Federal, Inc., 4.875%, Series A	334,050	*(1)
13,515	Webster Financial Corporation, 6.50%, Series G	341,254	*(1)
	Wells Fargo & Company:
36,000	4.25%, Series DD	658,800	*(1)(2)
28,000	4.70%, Series AA	551,880	*(1)(2)
225	7.50%, Series L	268,409	*(1)
$650,000	3.90% to 03/15/26 then T5Y + 3.453%, Series BB	581,750	*(1)(2)
56,200	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	1,390,950	*(1)(2)
$2,075,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	2,063,588	*(1)(2)(3)
34,400	6.625% to 03/15/24 then 3ML + 3.69%, Series R	868,944	*(1)(2)
33,900	WesBanco, Inc., 6.75% to 11/15/25 then T5Y + 6.557%, Series A	872,925	*(1)(2)
17,300	Western Alliance Bancorp, 4.25% to 09/30/26 then T5Y + 3.452%, Series A	366,760	*(1)
33,000	Wintrust Financial Corporation, 6.875% to 07/15/25 then T5Y + 6.507%, Series E	847,110	*(1)(2)
$1,210,000	Zions Bancorporation, 7.20% to 09/15/23 then 3ML + 4.44%, Series J	1,219,075	*(1)(2)
		77,625,181
	Financial Services — 3.3%
$419,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	404,724	(5)
$1,290,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	1,232,575	**(2)(3)(5)
	Ally Financial, Inc.:
$960,000	4.70% to 05/15/26 then T5Y + 3.868%, Series B	755,304	*(1)(2)
$650,000	4.70% to 05/15/28 then T7Y + 3.481%, Series C	479,886	*(1)(2)
$550,000	American Express Company, 3.55% to 09/15/26 then T5Y + 2.854%, Series D	468,270	*(1)
10,600	Carlyle Finance LLC, 4.625% 05/15/61	195,040
$610,000	Discover Financial Services, 6.125% to 09/23/25 then T5Y + 5.783%, Series D	605,477	*(1)(2)
	General Motors Financial Company:
$550,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	498,887	*(1)(2)
$420,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	383,838	*(1)
$725,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	680,594	*(1)(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2023 (Unaudited)

Shares/$ Par		Value
14,000	Raymond James Financial, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	$354,200	*(1)(2)
	Stifel Financial Corp.:
16,000	4.50%, Series D	301,760	*(1)
20,000	6.25%, Series B	503,000	*(1)
		6,863,555
	Insurance — 19.1%
47,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	1,049,510	*(1)(2)
$1,500,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	1,675,219	(2)(3)
9,900	Arch Capital Group, Ltd., 5.45%, Series F	224,928	**(1)(5)
12,894	Assurant, Inc., 5.25% 01/15/61	282,379
	Athene Holding Ltd.:
20,000	4.875%, Series D	378,400	**(1)(5)
83,000	6.35% to 06/30/29 then 3ML + 4.253%, Series A	2,052,590	**(1)(2)(5)
12,466	6.375% to 09/30/25 then T5Y + 5.97%, Series C	314,268	**(1)(2)(5)
$1,453,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	1,521,948	**(1)(2)(3)(5)
15,962	Axis Capital Holdings Ltd., 5.50%, Series E	349,249	**(1)(2)(5)
$610,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	518,550	(2)(5)
	Chubb Ltd.:
$1,127,000	Ace Capital Trust II, 9.70% 04/01/30	1,379,798	(2)(3)
11,200	CNO Financial Group, Inc., 5.125% 11/25/60	201,040
129,700	Delphi Financial Group, 3ML + 3.19%, 8.0536%(4), 05/15/37	2,966,887	(2)(3)
	Enstar Group Ltd.:
42,000	7.00% to 09/01/28 then 3ML + 4.015%, Series D	989,520	**(1)(2)(5)
$490,000	Enstar Finance LLC, 5.50% to 01/15/27 then T5Y + 4.006%, 01/15/42	391,664	(5)
$400,000	Enstar Finance LLC, 5.75% to 09/01/25 then T5Y + 5.468%, 09/01/40	358,592	(5)
$110,000	Equitable Holdings, Inc., 4.95% to 12/15/25 then T5Y + 4.736%, Series B	106,240	*(1)
$1,031,000	Everest Reinsurance Holdings, 3ML + 2.385%, 7.2486%(4), 05/15/37	940,339	(2)(3)
$1,090,000	Global Atlantic Fin Company, 4.70% to 10/15/26 then T5Y + 3.796%, 10/15/51, 144A****	922,145	(2)(3)
$700,000	Kuvare US Holdings, Inc., 7.00% to 05/01/26 then T5Y + 6.541%, 02/17/51, Series A, 144A****	710,500	*
	Liberty Mutual Group:
$3,054,000	7.80% 03/15/37, 144A****	3,315,031	(2)(3)
$640,000	4.125% to 12/15/26 then T5Y + 3.315%, 12/15/51, 144A****	534,899	(2)
	Lincoln National Corporation:
14,500	9.00%, Series D	402,230	*(1)
$360,000	9.25% to 03/01/28 then T5Y + 5.318%, Series C	394,344	*(1)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2023 (Unaudited)

Shares/$ Par		Value
	MetLife, Inc.:
$3,350,000	9.25% 04/08/38, 144A****	$4,050,800	(2)(3)
$2,704,000	10.75% 08/01/39	3,681,813	(2)(3)
$350,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	377,326	(2)
	Prudential Financial, Inc.:
$725,000	6.00% to 09/01/32 then T5Y + 3.234%, 09/01/52	699,381	(2)
$275,000	6.75% to 03/01/33 then T5Y + 2.848%, 03/01/53	276,632
41,400	Reinsurance Group of America, Inc., 7.125% to 10/15/27 then T5Y + 3.456%, 10/15/52	1,090,062
	RenaissanceRe Holdings Ltd.:
23,000	4.20%, Series G	396,750	**(1)(2)(5)
7,926	5.75%, Series F	183,883	**(1)(5)
	SBL Holdings, Inc.:
$1,025,000	6.50% to 11/13/26 then T5Y + 5.62%, Series B, 144A****	773,875	*(1)(2)(3)
$910,000	7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	726,862	*(1)(2)
	Unum Group:
$4,944,000	Provident Financing Trust I, 7.405% 03/15/38	5,163,711	(2)
23,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	553,150	*(1)(2)
		39,954,515
	Utilities — 7.3%
	Algonquin Power & Utilities Corporation:
$900,000	4.75% to 04/18/27 then T5Y + 3.249%, 01/18/82, Series 2022-B	745,582	(2)(3)(5)
36,930	6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	855,299	(2)(5)
$200,000	American Electric Power Company, Inc., 3.875% to 02/15/27 then T5Y + 2.675%, 02/15/62	167,787
$620,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	609,035	*(1)(2)
	Commonwealth Edison:
$2,512,000	COMED Financing III, 6.35% 03/15/33	2,478,774	(2)(3)
$515,000	Dominion Energy, Inc., 4.35% to 04/15/27 then T5Y + 3.195%, Series C	449,219	*(1)(2)
	Edison International:
$1,245,000	5.00% to 03/15/27 then T5Y + 3.901%, Series B	1,075,269	*(1)(2)(3)
$385,000	5.375% to 03/15/26 then T5Y + 4.698%, Series A	351,440	*(1)
$2,030,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016-A	1,955,333	(2)(3)(5)
	NextEra Energy:
$293,000	NextEra Energy Capital Holdings, Inc., 3ML + 2.125%, 6.894%(4), 06/15/67, Series C	254,629	(2)(3)
	NiSource, Inc.:
$300,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	292,313	*(1)
28,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	703,080	*(1)(2)
	PECO Energy:
$1,500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	1,552,185	(2)(3)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2023 (Unaudited)

Shares/$ Par		Value
	Sempra Energy:
$950,000	4.125% to 04/01/27 then T5Y + 2.868%, 04/01/52	$807,401	(2)(3)
$950,000	4.875% to 10/15/25 then T5Y + 4.55%, Series C	897,868	*(1)(2)(3)
	Southern California Edison:
$580,000	3ML + 4.199%, 9.0126%(4), Series E	577,100	*(1)(2)
121	SCE Trust II, 5.10%, Series G	2,519	*(1)
31,470	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	723,810	*(1)(2)
$625,000	Southern Company, 3.75% to 09/15/26 then T5Y + 2.915%, 09/15/51, Series 2021-A	534,101	(2)(3)
$130,000	Vistra Corporation, 7.00% to 12/15/26 then T5Y + 5.74%, Series B, 144A****	121,734	*(1)
		15,154,478
	Energy — 5.4%
3,800	DCP Midstream LP, 7.875% to 06/15/23 then 3ML + 4.919%, Series B	95,342	(1)
	Enbridge, Inc.:
$275,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	258,379	(5)
$1,030,000	6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77, Series 2016-A	983,331	(2)(3)(5)
	Energy Transfer LP:
$915,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	815,722	(1)(2)(3)
72,808	7.375% to 05/15/23 then 3ML + 4.53%, Series C	1,773,603	(1)(2)(3)
144,300	7.60% to 05/15/24 then 3ML + 5.161%, Series E	3,510,819	(1)(2)(3)
1,400	7.625% to 08/15/23 then 3ML + 4.738%, Series D	34,020	(1)
$500,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	447,700	(2)(3)
31,500	NuStar Logistics LP, 3ML + 6.734%, 11.5264%(4), 01/15/43	815,850	(2)
	Transcanada Pipelines, Ltd.:
$1,550,000	5.50% to 09/15/29 then SOFRRATE + 4.4156%, 09/15/79	1,372,681	(2)(5)
$1,343,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	1,279,265	(2)(3)(5)
		11,386,712
	Communication — 1.1%
$670,000	British Telecommunications PLC, 4.875% to 11/23/31 then T5Y + 3.493%, 11/23/81, 144A****	548,275	(2)(5)
$1,270,000	Paramount Global, 6.375% to 03/30/27 then T5Y + 3.999%, 03/30/62	1,095,756	(2)(3)
$650,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	638,187	(2)(3)(5)
		2,282,218
	Real Estate Investment Trust (REIT) — 1.6%
3,110	Annaly Capital Management, Inc., 3ML + 4.993%, 9.7229%(4), Series F	77,874	(1)
	Arbor Realty Trust, Inc.:
5,789	6.375%, Series D	114,391	(1)
53,331	6.25% to 10/30/26 then SOFRRATE + 5.44%, Series F	1,138,083	(1)
61,284	KKR Real Estate Finance Trust, Inc., 6.50%, Series A	1,268,579	(1)
21,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFRRATE + 6.13%, Series F	398,160	(1)
20,500	TPG RE Finance Trust, Inc., 6.25%, Series C	348,295	(1)
		3,345,382

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2023 (Unaudited)

Shares/$ Par		Value
	Miscellaneous Industries — 1.9%
$300,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	$258,924
	Land O’ Lakes, Inc.:
$240,000	7.25%, Series B, 144A****	211,200	*(1)
$3,630,000	8.00%, Series A, 144A****	3,429,606	*(1)(2)
		3,899,730
	Total Preferred Stock & Hybrid Preferred Securities (Cost $167,921,581)	160,511,771

Contingent Capital Securities† — 18.5%
	Banking — 16.3%
	Banco Bilbao Vizcaya Argentaria SA:
$2,200,000	6.125% to 11/16/27 then SW5 + 3.87%	1,980,946	**(1)(2)(3)(5)
$600,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	571,500	**(1)(2)(5)
	Banco Mercantil del Norte SA:
$550,000	6.625% to 01/24/32 then T10Y + 5.034%, 144A****	473,550	**(1)(5)
$420,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	394,170	**(1)(5)
$490,000	7.625% to 01/10/28 then T10Y + 5.353%, 144A****	463,434	**(1)(5)
$4,200,000	Banco Santander SA, 4.75% to 05/12/27 then T5Y + 3.753%, 144A****	3,578,820	**(1)(2)(3)(5)
	Barclays Bank PLC:
$325,000	4.375% to 09/15/28 then T5Y + 3.41%	256,058	**(1)(5)
$1,480,000	6.125% to 06/15/26 then T5Y + 5.867%	1,396,010	**(1)(2)(3)(5)
$555,000	7.75% to 09/15/23 then SW5 + 4.842%	552,225	**(1)(2)(5)
$1,475,000	8.00% to 06/15/24 then T5Y + 5.672%	1,463,937	**(1)(2)(5)
$330,000	8.00% to 09/15/29 then T5Y + 5.431%	324,291	**(1)(5)
$480,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	444,960	(2)(3)(5)
	BNP Paribas:
$325,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	255,143	**(1)(5)
$4,661,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	4,640,282	**(1)(2)(5)
$660,000	7.75% to 08/16/29 then T5Y + 4.899%, 144A****	674,025	**(1)(2)(5)
$380,000	9.25% to 11/17/27 then T5Y + 4.969%, 144A****	406,600	**(1)(5)
	Credit Agricole SA:
$330,000	4.75% to 09/23/29 then T5Y + 3.237%, 144A****	272,217	**(1)(5)
$270,000	7.875% to 01/23/24 then SW5 + 4.898%, 144A****	270,162	**(1)(5)
	Credit Suisse Group AG:
$200,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	124,330	**(1)(5)
$1,000,000	6.375% to 08/21/26 then T5Y + 4.828%, 144A****	741,173	**(1)(2)(5)
$700,000	7.25% to 09/12/25 then SW5 + 4.332%, 144A****	517,202	**(1)(2)(5)
$800,000	7.50% to 07/17/23 then SW5 + 4.601%, 144A****	701,000	**(1)(2)(5)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2023 (Unaudited)

Shares/$ Par		Value
	HSBC Holdings PLC:
$325,000	6.00% to 05/22/27 then ISDA5 + 3.746%	$301,438	**(1)(5)
$3,430,000	6.50% to 03/23/28 then ISDA5 + 3.606%	3,224,200	**(1)(2)(3)(5)
$990,000	8.00% to 09/07/28 then T5Y + 3.858%	990,000	**(1)(5)
$525,000	ING Groep NV, 3.875% to 11/16/27 then T5Y + 2.862%	405,615	**(1)(5)
$200,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	197,326	**(1)(5)
$500,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	459,260	**(1)(2)(5)
$275,000	NatWest Group PLC, 4.60% to 12/28/31 then T5Y + 3.10%	202,359	**(1)(5)
	Societe Generale SA:
$700,000	4.75% to 05/26/26 then T5Y + 3.931%, 144A****	608,177	**(1)(2)(5)
$700,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	578,690	**(1)(2)(3)(5)
$300,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	274,426	**(1)(5)
$1,050,000	9.375% to 05/22/28 then T5Y + 5.385%, 144A****	1,110,060	**(1)(5)
	Standard Chartered PLC:
$300,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	241,567	**(1)(5)
$2,500,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	2,493,581	**(1)(2)(3)(5)
$1,650,000	7.75% to 02/15/28 then T5Y + 4.976%, 144A****	1,656,186	**(1)(2)(3)(5)
	UBS Group AG:
$475,000	4.375% to 02/10/31 then T5Y + 3.313%, 144A****	374,294	**(1)(5)
$580,000	4.875% to 02/12/27 then T5Y + 3.404%, 144A****	509,530	**(1)(2)(5)
		34,128,744
	Financial Services — 0.2%
$400,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	364,548	**(1)(5)
		364,548
	Insurance — 2.0%
	QBE Insurance Group Ltd.:
$475,000	5.875% to 05/12/25 then T5Y + 5.513%, 144A****	459,490	**(1)(2)(5)
$3,634,000	7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	3,648,740	(2)(3)(5)
		4,108,230
	Total Contingent Capital Securities (Cost $41,613,170)	38,601,522

Corporate Debt Securities§ — 2.2%
	Banking — 0.2%
17,100	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	436,734	(2)
		436,734
	Insurance — 1.1%
$1,850,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	2,090,156	(2)(3)
$340,000	Universal Insurance Holdings, Inc., 5.625% 11/30/26	297,280
		2,387,436

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2023 (Unaudited)

Shares/$ Par		Value
	Energy — 0.5%
$904,000	Energy Transfer LP, 8.25% 11/15/29	$1,017,972	(2)
		1,017,972
	Communication — 0.4%
	Qwest Corporation:
19,728	6.50% 09/01/56	371,676
24,920	6.75% 06/15/57	485,192
		856,868
	Total Corporate Debt Securities (Cost $4,509,140)	4,699,010

Money Market Fund — 2.8%
	BlackRock Liquidity Funds:
5,874,681	T-Fund, Institutional Class	5,874,681

	Total Money Market Fund (Cost $5,874,681)	5,874,681

Total Investments (Cost $219,918,572***)	100.4%	209,686,984

Other Assets and Liabilities, excluding Loan Payable (net)	(0.4%)	(926,399)

Total Managed Assets	100.0%‡	$208,760,585

Loan Principal Balance		(80,600,000)

Net Assets Available To Common Stock		$128,160,585

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2023, these securities amounted to $51,237,285 or 24.5% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $165,192,007 at February 28, 2023.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $77,031,459 at February 28, 2023.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2023 (Unaudited)

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5—5-year USD ICE Swap Semiannual 30/360

SOFRRATE—Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T7Y—Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

Financial Highlights(1)

For the period December 1, 2022 through February 28, 2023

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.40
INVESTMENT OPERATIONS:
Net investment income	0.15
Net realized and unrealized gain/(loss) on investments	0.41
Total from investment operations	0.56
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.16)
Total distributions to Common Stock Shareholders	(0.16)
Net asset value, end of period	$9.80
Market value, end of period	$9.14
Common Stock shares outstanding, end of period	13,077,326
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.21	%*
Operating expenses including interest expense	4.77	%*
Operating expenses excluding interest expense	1.46	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	2	%**
Total managed assets, end of period (in 000’s)	$208,761
Ratio of operating expenses including interest expense to average total managed assets	2.92	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.89	%*

(1)These tables summarize the three months ended February 28, 2023 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2022.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 30, 2022	$0.0555	$9.22	$8.60	$8.93
January 31, 2023	0.0555	10.03	9.58	9.69
February 28, 2023	0.0500	9.80	9.14	9.16

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At February 28, 2023, the aggregate cost of securities for federal income tax purposes was $221,087,893, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,178,364 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,579,273.

2.Additional Accounting Standards

Portfolio Valuation: A new rule adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices, Rule 2a-5 under the 1940 Act, establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate a Valuation Designee to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Fund adopted a valuation policy conforming to these rules, described below, effective September 8, 2022, and there was no material impact to the Fund.

The net asset value of the Fund’s Common Stock is calculated by the Fund’s Administrator no less frequently than on the last business day of each week and month in accordance with the policies and procedures adopted by the Adviser, as the Valuation Designee of the Board of Directors (the “Board”) of the Fund. Net asset value is calculated by dividing the value of the Fund’s net assets available to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund’s net assets available to Common Stock is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of any outstanding preferred stock.

The Fund’s preferred and debt securities are valued on the basis of current market quotations provided by independent pricing services or dealers approved by the Valuation Designee. In determining the evaluated mean value of a particular preferred or debt security, a pricing service or dealer may use information with respect to transactions in such investments, quotations (based on the mean of bid and asked price), market transactions in comparable investments, various relationships observed in the market between investments, and/or calculated yield measures based on valuation technology commonly employed in the market for such investments. Common stocks that are traded on stock exchanges are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. Futures contracts and option contracts on futures contracts are valued on the basis of the settlement price for such contracts on the primary exchange on which they trade. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon (“swaptions”), are valued using prices supplied by a pricing service, or if such prices are unavailable, prices provided by a single broker or dealer that is not the counterparty or, if no such prices are available, at a price at which the counterparty to the contract would repurchase the instrument or terminate the contract. Investments for which market quotations are not readily available or for which the Valuation Designee determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by the Valuation Designee, including reference to valuations of other securities which are comparable in quality, maturity and type.

Investments in money market instruments and all debt and preferred securities which mature in 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in money market funds are valued at the net asset value of such funds.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

A summary of the inputs used to value the Fund’s investments as of February 28, 2023 is as follows:

	Total Value at February 28, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$77,625,181	$42,606,896	$35,018,285	$—
Financial Services	6,863,555	1,354,000	5,509,555	—
Insurance	39,954,515	8,467,959	31,486,556	—
Utilities	15,154,478	2,284,708	12,869,770	—
Energy	11,386,712	6,229,634	5,157,078	—
Communication	2,282,218	—	2,282,218	—
Real Estate Investment Trust (REIT)	3,345,382	3,345,382	—	—
Miscellaneous Industries	3,899,730	—	3,899,730	—
Contingent Capital Securities
Banking	34,128,744	—	34,128,744	—
Financial Services	364,548	—	364,548	—
Insurance	4,108,230	—	4,108,230	—
Corporate Debt Securities
Banking	436,734	436,734	—	—
Insurance	2,387,436	—	2,387,436	—
Energy	1,017,972	—	1,017,972	—
Communication	856,868	856,868	—	—
Money Market Fund	5,874,681	5,874,681	—	—
Total Investments	$209,686,984	$71,456,862	$138,230,122	$—

During the reporting period, there were no transfers into or out of Level 3.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, the Adviser regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, the Valuation Designee evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

3.Subsequent Events

On March 10, 2023, Silicon Valley Bank was closed by California banking regulators, and the Federal Deposit Insurance Corporation (“FDIC”) was named receiver. Its holding company, SVB Financial Group, filed for bankruptcy on March 17, 2023. On March 12, 2023, Signature Bank New York was closed by New York State banking regulators and placed into FDIC receivership. On March 19, 2023, Swiss banking regulators orchestrated the purchase of Credit Suisse Group AG by UBS Group AG. As part of that transaction, Credit Suisse permanently wrote down its contingent capital securities to a value of zero.

On April 6, 2023, First Republic Bank suspended dividends on its preferred stock. It is uncertain when and if dividends on these securities will be reinstated.

Securities issued by these entities were owned by the Fund on February 28, 2023, and are listed in the Portfolio of Investments section of this Exhibit. As a result of these developments, securities issued by these entities and owned by the Fund fell sharply and may decline further. The Fund may not be able to recover the principal invested in these securities and, with the possible exception of First Republic Bank sometime in the future, does not expect to receive dividends or interest on them going forward. Price declines and portfolio actions, if any, since February 28, 2023 are not reflected in this Exhibit.